Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Marketable Securities
Schedule of marketable securities

Marketable securities consist of the following:

	June 30, 2026
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$4,831	$—	$(3)	$4,828
Total	$4,831	$—	$(3)	$4,828

	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$15,818	$19	$(1)	$15,836
Total	$15,818	$19	$(1)	$15,836

Marketable securities consist of the following:

	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$15,818	$19	$(1)	$15,836
Total	$15,818	$19	$(1)	$15,836

	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$32,515	$22	$(20)	$32,517
U.S. Treasury and Government agencies	8,375	2	—	8,377
Total	$40,890	$24	$(20)	$40,894

Schedule of available-for-sale maturities

The following table summarizes maturities of the Company’s investments available-for-sale as of June 30, 2026:

	June 30, 2026
		Fair
(in thousands)	Cost	Value
Maturities:
Within 1 year	$4,831	$4,828
Total investments available-for-sale	$4,831	$4,828

The following table summarizes maturities of the Company’s investments available-for-sale as of December 31, 2025:

	December 31, 2025
		Fair
(in thousands)	Cost	Value
Maturities:
Within 1 year	$14,593	$14,607
Over 1 year	1,225	1,229
Total investments available-for-sale	$15,818	$15,836